Concentrations (Details Narrative) - Revenue Benchmark [Member]	3 Months Ended		6 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	42.00%	48.00%	28.00%	56.00%
Second Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	33.00%	27.00%	22.00%	26.00%
One Customer [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Percentage					30.00%	47.00%
Second Customer [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Percentage					15.00%	31.00%
Third Customer [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Percentage					14.00%	13.00%
Fourth Customer [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Percentage					11.00%